Financial Instruments (Details) - Schedule of Bank Credit Lines - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Bank Credit Lines Abstract
Amount used	$ 5,063,974	$ 6,198,695	$ 1,500,000
Amount not used	1,980,000	1,380,000	250,000
Total credit lines and long-term debt	$ 7,043,974	$ 7,578,695	$ 1,750,000